Consolidated statement of changes in shareholders' equity - USD ($) $ in Millions	Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2018	$ 115,640	$ 8,227	$ 120,569	$ (11,313)	$ (1,843)	$ 2,474	$ 118,114
Common shares issued as of the beginning of the period at Dec. 31, 2018		2,640,602,007			(32,473,281)
Net income	11,267		11,267			171	11,438
Other comprehensive income	(849)		(659)	(190)		68	(781)
COMPREHENSIVE INCOME	10,418		10,608	(190)		239	10,657
Dividend	(7,730)		(7,730)			(115)	(7,845)
Issuance of common shares	1,339	$ 74	1,265				1,339
Issuance of common shares (in shares)		26,388,503
Purchase of treasury shares	(2,810)				$ (2,810)		(2,810)
Purchase of treasury shares (in shares)					(52,389,336)
Sale of treasury shares			(219)		$ 219
Sale of treasury shares (in shares)					4,278,948
Share-based payments	207		207				207
Share cancellation		$ (178)	(3,244)		$ 3,422
Share cancellation (in shares)		(65,109,435)			65,109,435
Net issuance (repayment) of perpetual subordinated notes	(4)		(4)				(4)
Payments on perpetual subordinated notes	(353)		(353)				(353)
Other operations with non-controlling interests	55		55			(42)	13
Other items	16		16			(29)	(13)
Equity as of the end of the period at Dec. 31, 2019	116,778	$ 8,123	121,170	(11,503)	$ (1,012)	2,527	119,305
Common shares issued as of the end of the period at Dec. 31, 2019		2,601,881,075			(15,474,234)
Net income	(7,242)		(7,242)			(94)	(7,336)
Other comprehensive income	930		(321)	1,251		300	1,230
COMPREHENSIVE INCOME	(6,312)		(7,563)	1,251		206	(6,106)
Dividend	(7,899)		(7,899)			(234)	(8,133)
Issuance of common shares	1,614	$ 144	1,470				1,614
Issuance of common shares (in shares)		51,242,950
Purchase of treasury shares	(611)				$ (611)		(611)
Purchase of treasury shares (in shares)					(13,236,044)
Sale of treasury shares			(236)		$ 236
Sale of treasury shares (in shares)					4,317,575
Share-based payments	188		188				188
Net issuance (repayment) of perpetual subordinated notes	331		331				331
Payments on perpetual subordinated notes	(308)		(308)				(308)
Other operations with non-controlling interests	(65)		(61)	(4)		(117)	(182)
Other items	(14)		(14)			1	(13)
Equity as of the end of the period at Dec. 31, 2020	103,702	$ 8,267	107,078	(10,256)	$ (1,387)	2,383	106,085
Common shares issued as of the end of the period at Dec. 31, 2020		2,653,124,025			(24,392,703)
Net income	16,032		16,032			334	16,366
Other comprehensive income	(1,416)		991	(2,407)		(30)	(1,446)
COMPREHENSIVE INCOME	14,616		17,023	(2,407)		304	14,920
Dividend	(8,200)		(8,200)			(124)	(8,324)
Issuance of common shares	381	$ 31	350				381
Issuance of common shares (in shares)		10,589,713
Purchase of treasury shares	(1,823)				$ (1,823)		(1,823)
Purchase of treasury shares (in shares)					(37,306,005)
Sale of treasury shares			(216)		$ 216
Sale of treasury shares (in shares)					4,573,195
Share-based payments	143		143				143
Share cancellation		$ (74)	(1,254)		$ 1,328
Share cancellation (in shares)		(23,284,409)			23,284,409
Net issuance (repayment) of perpetual subordinated notes	3,254		3,254				3,254
Payments on perpetual subordinated notes	(368)		(368)				(368)
Other operations with non-controlling interests	24		30	(6)		689	713
Other items	7		9	(2)		11	18
Equity as of the end of the period at Dec. 31, 2021	$ 111,736	$ 8,224	$ 117,849	$ (12,671)	$ (1,666)	$ 3,263	$ 114,999
Common shares issued as of the end of the period at Dec. 31, 2021		2,640,429,329			(33,841,104)		2,640,429,329